CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents including restricted cash	NOTE 33 – CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

	2024	2023	2022
Cash at banks and on hand	271.9	265.5	320.5
Cash and cash equivalents	271.9	265.5	320.5

Cash provided as security for initial margin calls and negative market values on derivatives, etc.¹⁾	19.3	30.1	3.3
Restricted cash	19.3	30.1	3.3
Cash and cash equivalents, including restricted cash	291.2	295.6	323.8
¹⁾ The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.